Document and Entity Information	Apr. 18, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity File Number	001-13349
Entity Registrant Name	BAR HARBOR BANKSHARES
Entity Incorporation, State or Country Code	ME
Entity Tax Identification Number	01-0393663
Entity Address, Address Line One	PO Box 400
Entity Address, Adress Line Two	82 Main Street
Entity Address, City or Town	Bar Harbor
Entity Address, Postal Zip Code	04609-0400
Entity Address, Country	ME
City Area Code	207
Local Phone Number	288-3314
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $2.00 per share
Trading Symbol	BHB
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000743367
Amendment Flag	false